DEFERRED REVENUES AND DEFERRED COSTS (Schedule of Assets Recognized from Costs to Obtain Contract with Customer) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition and Deferred Revenue [Abstract]
Balance at beginning of year	$ 6,627	$ 5,962
Additional costs deferred	5,176	3,398
Amortization of deferred costs	(2,832)	(2,733)
Balance at end of year	$ 8,971	$ 6,627